Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Current assets
Cash and cash equivalents	$ 1,443	$ 5,847	$ 7,048	$ 9,905
Short-term investments	342	3,840	7,199	1,118
Accounts receivable	931	648	1,033	412
Prepaids and other receivables	2,830	1,201	1,677	1,866
Total current assets	5,546	11,536	16,957	13,301
Non-current assets
Royalty and other mineral interests	671,722	667,504	668,288	264,545
Long-term investment	1,587	1,587	1,587	1,587
Investment in associate	1,681	1,459	1,429
Gold-linked loan	10,139
Other long-term assets	319	324	353	66
Total non-current assets	685,448	670,874	671,657	266,198
Total assets	690,994	682,410	688,614	279,499
Current Liabilities
Accounts payable and accrued liabilities	3,851	3,691	6,683	6,921
Government loan		44
Derivative liabilities		242	528
Total current liabilities	3,851	3,977	7,211	6,921
Non-current liabilities
Non-current portion of lease obligation	264	246	256	11
Government loan			43
Derivative liabilities				4,549
Bank loan	10,031	9,448	9,362
Convertible debentures	22,763
Embedded derivatives	1,921
Deferred income tax liability	131,214	135,088	135,523	42,700
Total non-current liabilities	166,193	144,782	145,184	47,260
Total liabilities	170,044	148,759	152,395	54,181
Equity
Issued capital	556,177	551,074	551,074	228,620
Reserves	34,226	22,420	21,374	11,404
Accumulated deficit	(69,816)	(40,168)	(36,525)	(15,147)
Accumulated other comprehensive income	363	325	296	441
Total equity	520,950	533,651	536,219	225,318
Total equity and liabilities	$ 690,994	$ 682,410	$ 688,614	$ 279,499